UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN           January 29, 2009
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          165

Form 13F Information Table Value Total:  $   123,946
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Korea Electric Power Corp.
  ADR                          ADR             500631106      31      2,700  SH          YES                     X
Nokia Corp. ADR                ADR             654902204      13        860  SH          YES                     X
Royal Dutch Shell plc Class
  A ADR                        ADR             780259206      53      1,000  SH          YES                     X
Teva Pharmaceutical ADR        ADR             881624209   1,151     27,030  SH          YES                     X
Unilever PLC ADR NEW           ADR             904767704       5        200  SH          YES                     X
Anglo American plc             ADS             03485P201      25      2,184  SH          YES                     X
IShares MSCI EAFE Index        ETF             464287465   3,619     80,668  SH          YES                     X
IShares MSCI Emerging
  Markets Index Fund           ETF             464287234     205      8,227  SH          YES                     X
IShares Russell 2000 Index
  Fund                         ETF             464287655     622     12,640  SH          YES                     X
SPDR Gold Trust                ETF             78463v107   5,888     68,052  SH          YES                     X
Standard & Poor's Depositary
  Receipts                     ETF             78462F103     345      3,818  SH          YES                     X
A E S Corporation              COMMON          00130H105       3        321  SH          NO                                     X
American Eagle Outfitter       COMMON          02553E106      21      2,257  SH          NO                                     X
Duke Realty Corporation        COMMON          264411505     909     82,974  SH          NO                                     X
Eli Lilly & Co                 COMMON          532457108     118      2,924  SH          NO                                     X
GeneNews Ltd. F(formerly
  ChondroGene Ltd.)            COMMON          36870T107       1      5,000  SH          NO                                     X
Idearc, Inc.                   COMMON          451663108       0          6  SH          NO                                     X
National Bank of Indianapolis  COMMON          633717103     126      3,000  SH          NO                                     X
Verizon Communications         COMMON          92343V104       4        129  SH          NO                                     X
3M Company                     COMMON          88579Y101   1,668     28,995  SH          YES                     X
A F L A C Inc.                 COMMON          001055102   3,634     79,269  SH          YES                     X
Abbott Laboratories            COMMON          002824100      41        760  SH          YES                     X
Accenture Ltd. Class A         COMMON          G1150G111   1,843     56,220  SH          YES                     X
Alcoa Inc.                     COMMON          013817101       5        400  SH          YES                     X
Allegheny Energy Inc.          COMMON          017361106      85      2,500  SH          YES                     X
Allstate Corp                  COMMON          020002101      14        418  SH          YES                     X
American Express Co.           COMMON          025816109      15        794  SH          YES                     X
Ameriprise Financial Inc.      COMMON          03076C106       2         84  SH          YES                     X
Amgen Inc.                     COMMON          031162100   2,579     44,665  SH          YES                     X
Anchor Bancorp Wisconsin Inc.  COMMON          032839102       6      2,355  SH          YES                     X
Apple Inc.                     COMMON          037833100      12        140  SH          YES                     X
AT&T Inc.                      COMMON          00206R102   4,240    148,756  SH          YES                     X
Automatic Data Processing
  Inc.                         COMMON          053015103      51      1,300  SH          YES                     X
Avon Products, Inc.            COMMON          054303102   1,887     78,520  SH          YES                     X
Bank of America Corp.          COMMON          060505104      23      1,629  SH          YES                     X
Bank of New York Co., Inc.     COMMON          064058100       7        241  SH          YES                     X
Bard C R Inc.                  COMMON          067383109     101      1,200  SH          YES                     X
Baxter International Inc.      COMMON          071813109   1,938     36,162  SH          YES                     X
Berkshire Hathaway Inc.
  Class B                      COMMON          084670207       6          2  SH          YES                     X
Biogen Idec Inc.               COMMON          09062X103       1         27  SH          YES                     X
Black & Decker Corp.           COMMON          091797100   1,718     41,094  SH          YES                     X
Boeing Co.                     COMMON          097023105     453     10,606  SH          YES                     X
Bristol-Myers Squibb Co.       COMMON          110122108   3,094    133,054  SH          YES                     X
Buckeye Partners L.P.          COMMON          118230101     129      4,000  SH          YES                     X
Burlington Northern Santa Fe
  Corp.                        COMMON          12189T104      45        600  SH          YES                     X
Canadian National Railways     COMMON          136375102       7        200  SH          YES                     X
Canadian Natural Resources
  Ltd.                         COMMON          136385101     152      3,800  SH          YES                     X
Caterpillar Inc.               COMMON          149123101      64      1,440  SH          YES                     X
Chevron Corp.(formerly
  ChevronTexaco Corp)          COMMON          166764100     123      1,668  SH          YES                     X
Cisco Systems Inc.             COMMON          17275R102   2,244    137,670  SH          YES                     X
Colgate Palmolive Co.          COMMON          194162103   5,136     74,936  SH          YES                     X
Comcast Corp. New Class A      COMMON          20030n101     173     10,233  SH          YES                     X
ConocoPhillips                 COMMON          20825C104   1,078     20,820  SH          YES                     X
Corn Prod Intl                 COMMON          219023108       3        100  SH          YES                     X
Covidien Ltd.                  COMMON          G2552X108     288      7,943  SH          YES                     X
Crane Corp.                    COMMON          224399105      21      1,200  SH          YES                     X
CTI Group Holdings, Inc.       COMMON          126431105       4     31,570  SH          YES                     X
Cummins Inc.                   COMMON          231021106      75      2,800  SH          YES                     X
CVS/Caremark Corp.             COMMON          126650100   3,557    123,782  SH          YES                     X
Cybex Intl                     COMMON          23252E106       0        100  SH          YES                     X
Danaher Corp.                  COMMON          235851102       8        140  SH          YES                     X
Devon Energy Corp. new         COMMON          25179M103       5         75  SH          YES                     X
Disney (Walt)                  COMMON          254687106   3,402    149,915  SH          YES                     X
Dow Chemical                   COMMON          260543103      21      1,400  SH          YES                     X
Duncan Energy Partners L.P.    COMMON          265026104      44      3,200  SH          YES                     X
E M C Corp.-Mass               COMMON          268648102       4        420  SH          YES                     X
Edison International           COMMON          281020107      29        900  SH          YES                     X
Electronic Arts                COMMON          285512109       2        122  SH          YES                     X
Eli Lilly & Co.                COMMON          532457108     435     10,790  SH          YES                     X
Enbridge Energy Partners L.P.  COMMON          29250R106     115      4,500  SH          YES                     X
EnCana Corp.                   COMMON          292505104   2,728     58,683  SH          YES                     X
Enterprise Products Partners
  L.P.                         COMMON          293792107     209     10,077  SH          YES                     X
Entertainment Properties
  Trust SBI                    COMMON          29380T105     104      3,500  SH          YES                     X
Express Scripts Inc.           COMMON          302182100       7        125  SH          YES                     X
Exxon Mobil Corp.              COMMON          30231G102   6,697     83,895  SH          YES                     X
Ferrell Gas Partners L.P.      COMMON          315293100      81      5,500  SH          YES                     X
Fiserv Inc.                    COMMON          337738108       6        170  SH          YES                     X
Freeport-McMoran Copper &
  Gold Inc. CL B               COMMON          35671D857       1         55  SH          YES                     X
Gateway Industries             COMMON          367631108       0         15  SH          YES                     X
General Dynamics Corp.         COMMON          369550108      29        500  SH          YES                     X
General Electric Co.           COMMON          369604103   1,727    106,588  SH          YES                     X
General Mills                  COMMON          370334104      91      1,500  SH          YES                     X
Goldman Sachs Group Inc.       COMMON          38141G104   1,595     18,905  SH          YES                     X
Hain Celestial Group Inc.      COMMON          405217100   1,453     76,128  SH          YES                     X
Halliburton Co. Holding Co.    COMMON          406216101       5        290  SH          YES                     X
Hanesbrands, Inc.              COMMON          410345102      96      7,535  SH          YES                     X
Harley Davidson Inc.           COMMON          412822108      10        560  SH          YES                     X
Hewlett-Packard Co.            COMMON          428236103      24        660  SH          YES                     X
Holly Energy Partners L.P.     COMMON          435763107      38      1,800  SH          YES                     X
Home Depot Inc.                COMMON          437076102     347     15,095  SH          YES                     X
Honeywell International, Inc.  COMMON          438516106   1,626     49,530  SH          YES                     X
Idex Corp.                     COMMON          45167R104      43      1,800  SH          YES                     X
Illinois Tool Works, Inc.      COMMON          452308109       7        200  SH          YES                     X
Intel Corp.                    COMMON          458140100   1,455     99,238  SH          YES                     X
International Business
  Machines Corp.               COMMON          459200101   3,106     36,907  SH          YES                     X
J.P. Morgan Chase & Co.        COMMON          46625H100      95      3,023  SH          YES                     X
Johnson & Johnson              COMMON          478160104   3,796     63,440  SH          YES                     X
Kansas City Southern           COMMON          485170302     968     50,820  SH          YES                     X
Kellogg Co                     COMMON          487836108      96      2,200  SH          YES                     X
Kimberly-Clark Corp.           COMMON          494368103   4,343     82,349  SH          YES                     X
Kinder Morgan Energy
  Partners L.P.                COMMON          494550106     567     12,400  SH          YES                     X
Legg Mason Inc.                COMMON          524901105       1         60  SH          YES                     X
Lincoln National Corp.-Ind     COMMON          534187109       1         70  SH          YES                     X
Linear Technology Corp.        COMMON          535678106       7        300  SH          YES                     X
Lowe's Companies Inc.          COMMON          548661107       2        110  SH          YES                     X
Magellan Midstream Partners
  L.P.                         COMMON          559080106     145      4,800  SH          YES                     X
Manpower Inc.                  COMMON          56418H100       4        105  SH          YES                     X
Marathon Oil Corp. (formerly
  USX-Marathon)                COMMON          565849106      94      3,450  SH          YES                     X
Martin Marietta Materials
  Inc.                         COMMON          573284106      68        700  SH          YES                     X
McCormick & Co.                COMMON          579780206      64      2,000  SH          YES                     X
McGraw-Hill Cos., Inc.         COMMON          580645109   2,532    109,188  SH          YES                     X
MeadWestvaco Corp.             COMMON          583334107     126     11,284  SH          YES                     X
Medco Health Solutions, Inc.   COMMON          58405U102      62      1,474  SH          YES                     X
Medtronic Inc.                 COMMON          585055106   2,469     78,566  SH          YES                     X
Merck & Company Inc.           COMMON          589331107     118      3,867  SH          YES                     X
Metlife, Inc.                  COMMON          59156R108   1,717     49,250  SH          YES                     X
Microsoft Corp.                COMMON          594918104   3,353    172,489  SH          YES                     X
Motorola Inc.                  COMMON          620076109       2        500  SH          YES                     X
Nabors Industries Ltd.         COMMON          G6359F103   1,200    100,278  SH          YES                     X
National Oilwell Varco, Inc.   COMMON          637071101   1,502     61,463  SH          YES                     X
NIKE, Inc. 'B'                 COMMON          654106103      82      1,600  SH          YES                     X
Norfolk Southern Corp.         COMMON          655844108      11        225  SH          YES                     X
Nustar Energy L.P.             COMMON          67058H102     203      9,627  SH          YES                     X
NV Energy, Inc. fka Sierra
  Pac. Resources               COMMON          67073y106      30      3,000  SH          YES                     X
Occidental Petroleum Corp.     COMMON          674599105     105      1,750  SH          YES                     X
Oneok Partners, L.P.           COMMON          68268N103     182      4,000  SH          YES                     X
Oracle Corp.                   COMMON          68389X105   2,198    123,967  SH          YES                     X
Paychex, Inc.                  COMMON          704326107   1,871     71,190  SH          YES                     X
Pepsico, Inc.                  COMMON          713448108   4,597     83,941  SH          YES                     X
Pfizer, Inc.                   COMMON          717081103   1,168     65,979  SH          YES                     X
Plains All American Pipeline
  L.P.                         COMMON          726503105     139      4,000  SH          YES                     X
Plum Creek Timber Co. Inc.     COMMON          729251108     135      3,900  SH          YES                     X
Praxair Inc.                   COMMON          74005P104   2,624     44,203  SH          YES                     X
Procter & Gamble Co.           COMMON          742718109     209      3,388  SH          YES                     X
Prudential Financial Inc.      COMMON          744320102   1,695     56,020  SH          YES                     X
Qualcomm Inc.                  COMMON          747525103       8        234  SH          YES                     X
Questar Corp.                  COMMON          748356102   1,986     60,765  SH          YES                     X
Rayonier Inc.                  COMMON          754907103      33      1,050  SH          YES                     X
Raytheon Company               COMMON          755111507      11        225  SH          YES                     X
Sauer-Danfoss Inc.             COMMON          804137107      44      5,000  SH          YES                     X
Schlumberger Ltd.              COMMON          806857108      63      1,500  SH          YES                     X
Sherwin Williams Co.           COMMON          824348106      71      1,180  SH          YES                     X
Sigma-Aldrich Corp.            COMMON          826552101      34        800  SH          YES                     X
St. Jude Medical Inc.          COMMON          790849103      84      2,555  SH          YES                     X
State Street Corp.             COMMON          857477103      41      1,040  SH          YES                     X
Suburban Propane Partners,
  L.P.                         COMMON          864482104     390     11,000  SH          YES                     X
Sysco Corporation              COMMON          871829107   1,390     60,575  SH          YES                     X
TC Pipelines, L.P.             COMMON          87233Q108     191      8,200  SH          YES                     X
Teppco Partners, L.P.          COMMON          872384102     186      9,500  SH          YES                     X
Texas Instruments Inc.         COMMON          882508104      17      1,091  SH          YES                     X
Thermo Fisher Scientific Inc.  COMMON          883556102       4        115  SH          YES                     X
Time Warner, Inc.(formerly
  AOL Time Warner              COMMON          887317105      89      8,830  SH          YES                     X
TJX Companies                  COMMON          872540109       9        447  SH          YES                     X
Transocean, Ltd.               COMMON          H8817H100     165      3,487  SH          YES                     X
Travelers Cos Inc.(St. Paul
  Travelers Cos)               COMMON          89417E109       6        135  SH          YES                     X
Tyco International, Ltd.       COMMON          G9143X208     146      6,760  SH          YES                     X
United Technologies Corp.      COMMON          913017109   3,390     63,237  SH          YES                     X
Valero Energy Corp. new        COMMON          91913Y100       2        110  SH          YES                     X
Varian Medical Systems         COMMON          92220P105      35      1,000  SH          YES                     X
Vectren Corporation            COMMON          92240G101      25      1,000  SH          YES                     X
Walgreen Company               COMMON          931422109     153      6,195  SH          YES                     X
Wal-Mart Stores Inc.           COMMON          931142103     156      2,791  SH          YES                     X
Wells Fargo & Co.              COMMON          949746101   1,373     46,561  SH          YES                     X
Wyeth (formerly American
  Home Products)               COMMON          983024100      49      1,294  SH          YES                     X
Zimmer Holdings, Inc.          COMMON          98956P102       3         75  SH          YES                     X